Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) - Depreciable Asset Lives	12 Months Ended
Dec. 31, 2012
Building and Building Improvements [Member] | Minimum [Member]
Estimated Useful Lives	35
Building and Building Improvements [Member] | Maximum [Member]
Estimated Useful Lives	40
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Lives	3
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Lives	10